Report of Independent Registered Public Accounting Firm
To the Board of Trustees of and Shareholders of Allianz Variable Insurance Products Trust
In planning and performing our audits of the financial statements of each of the funds constituting Allianz Variable Insurance
Products Trust (as listed in Appendix A and hereafter referred to collectively as the "Funds") as of and for the year ended December
31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.
A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2018. PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center,
300 Madison Avenue, New York, NY 10017 T: (646) 471 3000,
F: (813) 286 6000, www.pwc.com/us
This report is intended solely for the information and use of the Board of Trustees of Allianz Variable Insurance Products
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
PricewaterhouseCoopers LLP
New York, New York
February 22, 2019
Appendix A
AZL DFA U.S. Small Cap Fund
AZL DFA U.S. Core Equity Fund
AZL MetWest Total Return Bond Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
AZL Mid Cap Index Fund
AZL MSCI Global Equity Index Fund
AZL Small Cap Stock Index Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA International Core Equity Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Russell 1000 Growth Fund
AZL Russell 1000 Value Fund
AZL Enhanced Bond Index Fund
AZL International Index Fund
AZL S&P 500 Index Fund
AZL MSCI Emerging Markets Equity Index Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Moderate Index Strategy Fund
AZL T. Rowe Price Capital Appreciation Fund
AZL Government Money Market Fund